American Independence Capital Defender Fund
FUND SUMMARY – CAPITAL DEFENDER FUND
Investment Objectives/Goals.

The Fund’s goal is to seek capital appreciation and to preserve invested capital during the Covered Period. The Covered Period will run from the inception date of the Fund through the five year anniversary of that date, or if that day is not a business day, the first business day thereafter.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Investing With The Fund” section starting on page 16 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence Capital Defender Fund (USD $)	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value at purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence Capital Defender Fund		Institutional Class Shares	Class A Shares
Management Fee		0.75%	0.75%
Distribution (12b-1) and Service Fees		none	0.35%	[1]
Other Expenses	[2]	0.82%	0.82%
Acquired Fund Fees and Expenses	[2]	0.10%	0.10%
Total Annual Fund Operating Expenses		1.67%	2.02%
Fee Waivers and Expense Reimbursements	[3]	(0.52%)	(0.52%)
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[3]	1.15%	1.50%
[1]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing 0.10% of the distribution fee and is assessing the full 0.25% shareholder servicing fee.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	American Independence Financial Services, LLC ("AIFS" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2013 in order to keep the Total Annual Fund Operating Expenses at 1.05% of the Fund's average net assets for the Institutional Class Shares and 1.40% of the Fund's average net assets for the Class A Shares. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses". The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

Based on the fees and expenses above, this example helps you compare the cost of investing in each share class of the Fund with the cost of investing in other mutual funds. The example assumes the fees and expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvest all dividends and distributions. This is only an example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence Capital Defender Fund (USD $)	1 Year	3 Years
Institutional Class Shares	117	476
Class A Shares	620	1,031

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. The Fund has not yet commenced operations, and therefore, has no portfolio turnover rate to report.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. Under normal market conditions, the Fund intends to invest in the following manner:

•	At least 80% (and generally as close to 100% as practical) of its net assets, plus borrowings for investment purposes, will be invested in the stocks included in the Standard and Poor’s® 500 Composite Stock Price Index (the “S&P 500 Index”) or exchange-traded Funds (“ETFs”) or derivatives (such as futures contracts, options contracts or swap agreements) that are based on the S&P 500 Index;

•	Structured Investment Management, Inc. (“SIM” or the “Sub-Adviser”) will manage the Fund passively, meaning that the Fund will generally invest in stocks in approximately the same proportion as they are included in the S&P 500 Index;

•	The Fund may use derivatives that are based on the S&P 500 Index as a substitute for buying and selling securities and as a cash flow management technique; and

•	The Fund provides a protective feature (the “Special Redemption Feature”) that applies at the end of the Covered Period. This date is referred to as the Special Redemption Date.

•	To provide this feature, the Fund will enter into custom designed Swap Agreements and purchased Credit Default Swaps (“CDS”) that, by their terms, are designed so that the net asset value per share (the “NAV”) of the Fund on the Special Redemption Date will not be less than 114% of the Fund’s NAV at the commencement of the Covered Period, or the highest daily value during the Covered Period of that portion of the Fund’s NAV per share attributable to stock investments, whichever is greater, less all fees and expenses of the Fund, fixed payments in respect of the Special Redemption Feature and distributions paid.

•	There is no Special Redemption Feature with respect to the NAV of the Fund at any time other than on the Special Redemption Date.

Main types of securities the Fund may hold:

•	Stocks included in the S&P 500 Index

•	Exchange-traded funds (“ETFs”); to the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF

•	Futures, Options and Swaps

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Sub-Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates and other market conditions. The use of derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Fund.

ETF Risk. The cost to a shareholder of investing in the Fund may be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past Performance. The Fund has not commenced operations as of the date of this prospectus, and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.